S000009189 [Member] Performance Management - S000009189 [Member]	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with those of two broad-based indexes: the S&P 500® Index, the Fund’s primary benchmark for equity securities, and the Bloomberg U.S. Aggregate Bond Index, the Fund’s primary benchmark for debt securities. The table below also compares the Fund’s returns with a secondary, custom index, the Blended Benchmark. The percentage of the Fund’s assets allocated to underlying stock and bond Portfolio Funds will vary, and accordingly the composition of the Fund’s portfolio will not always reflect the composition of the Blended Benchmark.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Inst shares for periods prior to its inception date.
Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.
The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables, as described above in the Principal Investment Strategies section, the form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund's performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with those of two broad-based indexes: the S&P 500® Index, the Fund’s primary benchmark for equity securities, and the Bloomberg U.S. Aggregate Bond Index, the Fund’s primary benchmark for debt securities. The table below also compares the Fund’s returns with a secondary, custom index, the Blended Benchmark.
Performance Additional Market Index [Text]	The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with those of two broad-based indexes: the S&P 500® Index, the Fund’s primary benchmark for equity securities, and the Bloomberg U.S. Aggregate Bond Index, the Fund’s primary benchmark for debt securities. The table below also compares the Fund’s returns with a secondary, custom index, the Blended Benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	Class A share performance (without sales charges) is shown in the bar chart and after-tax returns in the table are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.
Bar Chart [Heading]	Year by Year Total Return (%)as of December 31 Each Year*
Bar Chart Closing [Text Block]	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2020 13.23% Worst 2nd Quarter 2022 -6.88%
Performance Table Heading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2025)*
Performance Table Does Reflect Sales Loads	The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with those of two broad-based indexes: the S&P 500® Index, the Fund’s primary benchmark for equity securities, and the Bloomberg U.S. Aggregate Bond Index, the Fund’s primary benchmark for debt securities. The table below also compares the Fund’s returns with a secondary, custom index, the Blended Benchmark.
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	* Class A share performance (without sales charges) is shown in the bar chart and after-tax returns in the table are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Availability Website Address [Text]	columbiathreadneedleus.com
Performance Availability Phone [Text]	800.345.6611
C000024974 [Member]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	13.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(6.88%)
Lowest Quarterly Return, Date	Jun. 30, 2022